John Hancock Funds

601 Congress Street

Boston, MA 02210

September 30, 2016

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Municipal Securities Trust (the “Registrant”), on behalf of: John Hancock High Yield Municipal Bond Fund; and

John Hancock Tax-Free Bond Fund (collectively, the “Funds”)
File Nos. 033-32246; 811-05968

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds, each dated October 1, 2016, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 50 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on September 27, 2016 via EDGAR.

If you have any questions or comments, please call me at 617-663-4311.

/s/ Thomas Dee

Thomas Dee

Assistant Secretary of the Trust